Note 3 - Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,	March 31,
	2022	2022
	(unaudited)
Leasehold improvements	$-	$18,052
Machinery and equipment	2,409,345	3,333,045
Total property and equipment	2,409,345	3,351,097
Accumulated depreciation and impairment	(1,337,407)	(844,359)
Property and equipment, net	$1,071,938	$2,506,738

Banner Midstream Corp. [Member]
Notes Tables
Property, Plant and Equipment [Table Text Block]
	March 31, 2022	March 31, 2021

Leasehold improvements	$18,052	$18,052
Machinery and equipment	3,333,045	3,182,313
Total property and equipment	3,351,097	3,200,365
Accumulated depreciation and impairment	(844,359)	(409,848)
Property and equipment, net	$2,506,738	$2,790,517